Consolidation of subsidiaries	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Consolidation of subsidiaries
4.	Consolidation of subsidiaries

At December 31, 2018
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership—%	Level
Pagseguro Brazil	12,060,765	5,790,122	6,270,643	776,889	99.99	Direct
Net+Phone	1,440,534	1,411,587	28,948	(15,010)	99.99	Indirect
Boa Compra	980,529	953,979	26,549	6,588	99.99	Indirect
BCPS	2,447	373	2,074	911	99.50	Indirect
R2TECH	5,813	1,944	3,868	2,691	51.00	Indirect
BIVA	1,882	5,349	(3,468)	(4,394)	77.35	Indirect
FIDC	745,236	212,760	532,476	331,179	100.00	Indirect
TILIX	4,410	3,975	435	—	100.00	Indirect

Operations of the subsidiaries

•	PagSeguro Brazil: is engaged in providing financial technology solutions and services and the corresponding related activities. PagSeguro Brazil has investments in the following companies:

•

Net+Phone: Is mainly engaged in acquisition and selling POS devices and similar items. On July 29, 2016, UOL transferred its investment in Net+Phone to PagSeguro Brazil, as a capital contribution, in the amount of R$ 44,317.

•

Boa Compra: Allows its clients to operate in cross-border transactions where the merchant and consumer are located in different countries across Latin America, Spain, Portugal and Turkey. On April 5, 2011, UBN Internet Ltda. (“UBN”), a subsidiary of UOL, acquired a 51% equity interest in Boa Compra. On July 26, 2013, UBN acquired an additional 24% equity interest, increasing its total ownership in Boa Compra to 75%. In May 2016, UBN acquired the remaining 25% equity interest, becoming the owner of 100% of Boa Compra. On July 29, 2016, UBN’s equity interest in Boa Compra was spun off to its parent company UOL. Subsequently, UOL transferred its 99.9% equity interest in Boa Compra to PagSeguro Brazil as a capital contribution, in the total amount of R$ 12,034.

•

BCPS: On January 1, 2017, PagSeguro Brazil acquired 99.5% of the share capital and obtained the control of BCPS. BCPS’s main activity is to serve as Boa Compra’s hub in Portugal and handles part of its account management.

•

R2TECH: On May 2, 2017, PagSeguro Brazil acquired 51.0% of the share capital and obtained the control of R2TECH. R2TECH’s main activity is in the information technology industry, focused on the processing of back-office solutions, including sales reconciliation, gateway solutions and services and the capture of credit cards with acquirers and sub acquirers.

•

BIVA: On October 3, 2017, PagSeguro Brazil acquired a controlling interest of 51.4% in BIVACO Holdings S.A., whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quotaholder, as well as the management of these holdings.

In November 2017, PagSeguro Brazil acquired an additional interest in BIVA, bringing our total interest to 59.3% of BIVA’s total share capital.

In January 15, March 12 and April 27, 2018, PagSeguro Brazil acquired additional interests in BIVA (15.1%, 0.5% and 2.4%, respectively), bringing its total interest to 77.35% of BIVA’s total share capital (59.3% as of December 31, 2017).

BIVA has investments in the following subsidiaries:

•	Biva Serviços Financeiros S.A : whose main objective is the intermediation among investors, financial institutions and credit borrowers via an electronic platform;

•	Biva Correspondente Bancário Ltda: whose main objective is to structure peer-to-peer financing for small and medium enterprises following the crowdfunding model.

•	Biva Securitizadora de Créditos S.A.: whose main objective is to acquire and securitize financial credits.

•

FIDC: On October 4, 2017, FIDC is an investment fund wich was formed to finance the growth of PagSeguro Brazil’s early payment of receivables feature by acquiring payables to third parties held by PagSeguro Brazil (“Assignor”). PagSeguro Brazil consolidates the financial statements of FIDC. The consolidation is justified by the fact that the risks of default and the responsibility for expenses and administration related to the FIDC are linked to subordinated quotas held by the PagSeguro Brazil.

In March 29, 2018, two investors contributed capital in the amount of R$ 20 million in FIDC, acquiring only senior and mezzanine quotas of the FIDC. The senior and mezzanine quotes pay 107% of the Interbank Deposit Certificate (CDI) with annual amortization of interest.

At December 31, 2018, the share capital of FIDC is composed of subordinated quotas, senior quotas and mezzanine quotas. PagSeguro Brasil owns 100% of the subordinated quotas.

•

TILIX: On December 5, 2018, PagSeguro Brazil acquired 100% of the share capital and obtained the control of TILIX. The company provides software development for managing payment solutions for B2C and B2B.